Goodwill - Components of Goodwill (Details) - Goodwill - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning of year	¥ 1,029,248
End of year	4,161,403	¥ 1,029,248
Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning of year	1,029,291	1,020,471
As of beginning of the year	3,105,512	3,256
Acquisitions (Note 31)	(3,899)	(899)
Deconsolidation	30,499	6,512
Foreign currency translation differences	0	(49)
End of year	4,161,403	1,029,291
Accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning of year	(43)	(897)
Acquisitions (Note 31)	40	899
Deconsolidation	3	(45)
End of year	0	(43)
Carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning of year	1,029,248	1,019,574
End of year	¥ 4,161,403	¥ 1,029,248